Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summary – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	-12.14%	4.47%	2.33%
Return After Taxes on Distributions	-13.31	3.81	1.26
Return After Taxes on Distributions and Sale of Fund Shares	-6.48	3.46	1.81

Class B shares: Inception (9/15/1997)	-12.12	4.56	2.29

Class C shares: Inception (1/2/1998)	-8.63	4.90	2.14

Class R shares: Inception (10/31/2005)	-7.24	5.43	2.66

Class Y shares[1]: Inception (10/3/2008)	-6.75	5.94	3.09

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[2]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Low Volatility Equity Yield Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	-6.66%	6.21%	3.45%
Return After Taxes on Distributions	-8.04	5.43	2.27
Return After Taxes on Distributions and Sale of Fund Shares	-3.31	4.85	2.68

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[1]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

[1]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.”

Class A, B, C, R and Y | Invesco Global Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summary – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class A shares: Inception (9/15/1997)
Return Before Taxes	-12.14%	4.47%	2.33%
Return After Taxes on Distributions	-13.31	3.81	1.26
Return After Taxes on Distributions and Sale of Fund Shares	-6.48	3.46	1.81

Class B shares: Inception (9/15/1997)	-12.12	4.56	2.29

Class C shares: Inception (1/2/1998)	-8.63	4.90	2.14

Class R shares: Inception (10/31/2005)	-7.24	5.43	2.66

Class Y shares[1]: Inception (10/3/2008)	-6.75	5.94	3.09

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[2]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Class R5 | Invesco Global Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated January 26, 2017

Important Notice Regarding Changes to the Investment Strategy of Invesco Global Low Volatility Equity Yield Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Global Low Volatility Equity Yield Fund

The Board of Trustees of AIM Growth Series (Invesco Growth Series) has approved changes to Invesco Global Low Volatility Equity Yield Fund’s (the “Fund”) principal investment strategies, effective on or about February 24, 2017.

Accordingly, effective on or about February 24, 2017, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following information replaces in its entirety the information appearing in the third and fourth paragraphs under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund will invest in derivative instruments including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund also will use futures contracts, including currency futures, and forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund intends to use currency futures and forward foreign currency contracts to hedge all or substantially all of its foreign currency exposure to the U.S. dollar.”

2.	The following sentence replaces in its entirety the first sentence in the renumbered sixth paragraph under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund - Principal Investment Strategies of the Fund”:

“The Fund seeks to provide a higher level of income (before taxes) than the MSCI World 100% Hedged to USD IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility target.”

3.	The following information replaces in its entirety the information appearing in the table under the heading “Fund Summaries – Invesco Global Low Volatility Equity Yield Fund – Performance Information – Average Annual Total Returns”:

“Average Annual Total Returns (for the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	-6.66%	6.21%	3.45%
Return After Taxes on Distributions	-8.04	5.43	2.27
Return After Taxes on Distributions and Sale of Fund Shares	-3.31	4.85	2.68

MSCI World IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.87	7.59	4.98

MSCI World 100% Hedged to USD IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)[1]	2.01	9.53	5.27

Lipper Global Equity Income Funds Index	-2.55	5.59	—

[1]	The Fund has elected to use the MSCI World 100% Hedged to USD Index to represent its style specific benchmark rather than the MSCI World Index because the MSCI World 100% Hedged to USD Index more closely reflects the Fund’s strategy to hedge its foreign currency exposure.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.”